Retirement benefit plan - Summary of Benefit Plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement benefit plan
Defined benefit plans, percentage of contributions by employees	47.00%
Defined benefit plans, percentage of contributions by employer	53.00%
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (52,455)	SFr (41,060)	SFr (32,410)
Fair value of plan assets	43,611	35,290	29,197
Total liability	SFr (8,844)	SFr (5,770)	SFr (3,213)